Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other payables [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current	[1]
Shengda Group [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		6,419	5,718
Amount due to a related party, non-current		12,516	22,761
Mr. Lei Zhunfu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		240	520
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		6,659	6,238
Amount due to a related party, non-current		12,516	22,761
Payables due to the transfer of SunCar Online [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to a related party, non-current	[2]

[1]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.
[2]	On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group for RMB282 million on the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.